LAND USE RIGHT, NET (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Gross carrying amount		¥ 71,236,365			¥ 210,618,873
Less: Accumulated depreciation		(30,251,191)			(59,727,529)
Property, Plant and equipment, net		40,985,174		$ 21,674,185	150,891,344
Amortization expenses	¥ 2,521,709	2,072,389	¥ 696,800
General and administrative expenses
Property, Plant and Equipment [Line Items]
Amortization expenses	2,336,803	¥ 2,072,389	¥ 696,800
Land use right, net
Property, Plant and Equipment [Line Items]
Gross carrying amount					34,761,487
Less: Accumulated depreciation					(405,551)
Property, Plant and equipment, net					¥ 34,355,936
Land use right, net | General and administrative expenses
Property, Plant and Equipment [Line Items]
Amortization expenses	¥ 405,551